SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reportable Segments [Member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	$ 57,245,167	$ 41,103,389	$ 31,772,286
Cost	(49,347,666)	(35,844,936)	(28,120,506)
Other income	1,169,718	1,700,512	1,830,899
Selling and marketing expenses	(2,731,035)	(710,210)	(191,582)
General and administrative expenses	(19,679,803)	(10,389,710)	(3,846,367)
Impairment loss on intangible asset	(4,063,000)
Impairment loss on goodwill	(5,551,429)
Other expenses	(57,201)	(34,557)	(27,781)
Change in fair value of investment property	38,296
Change in fair value of warrant liability	2,383,178	38,363
Finance cost	(1,028,787)	(431,435)	(328,610)
Income tax expenses	(38,764)	(275,914)	(224,302)
Segment profit/(loss)	(21,583,798)	(4,844,498)	864,037
Reportable Segments [Member] | IFM services [Member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	32,848,979	23,340,627	18,565,897
Cost	(28,511,230)	(20,827,165)	(17,156,622)
Other income	895,250	912,296	1,212,231
Selling and marketing expenses	(96,322)	(117,893)	(46,188)
General and administrative expenses	(6,669,472)	(728,730)	(904,227)
Impairment loss on intangible asset	(4,063,000)
Impairment loss on goodwill	0
Other expenses	(40,458)	(32,635)	(14,214)
Change in fair value of investment property	0
Change in fair value of warrant liability	0	0
Finance cost	(868,609)	(325,587)	(160,662)
Income tax expenses	65,411	(38,054)	(133,672)
Segment profit/(loss)	(6,439,450)	2,182,859	1,362,543
Reportable Segments [Member] | Manpower outsourcing services [Member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	22,984,405	17,762,762	13,206,389
Cost	(19,812,368)	(15,017,771)	(10,963,884)
Other income	240,029	788,216	618,668
Selling and marketing expenses	(221,061)	(155,489)	(145,394)
General and administrative expenses	(2,505,976)	(919,471)	(606,278)
Impairment loss on intangible asset	0
Impairment loss on goodwill	0
Other expenses	(16,450)	(1,922)	(13,567)
Change in fair value of investment property	0
Change in fair value of warrant liability		0
Finance cost	(141,688)	(105,160)	(58,086)
Income tax expenses	(13,185)	(237,860)	(90,630)
Segment profit/(loss)	513,706	2,113,305	1,947,218
Reportable Segments [Member] | Other services [Member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	1,411,783	0	0
Cost	(1,024,068)	0	0
Other income	167,148	0	0
Selling and marketing expenses	(148,853)	0	0
General and administrative expenses	(1,525,382)	0	0
Impairment loss on goodwill	(5,551,429)
Other expenses	(293)	0	0
Change in fair value of investment property	38,296
Change in fair value of warrant liability		0
Finance cost	(1,200)	0	0
Income tax expenses	(13,462)	0	0
Segment profit/(loss)	(6,647,460)	0	0
Unallocated [Member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	0	0	0
Cost	0	0	0
Other income	132,709	0	0
Selling and marketing expenses	(2,264,799)	(436,828)	0
General and administrative expenses	(8,978,973)	(8,741,509)	(2,335,862)
Impairment loss on intangible asset	0
Impairment loss on goodwill	0
Other expenses	0	0	0
Change in fair value of investment property	0
Change in fair value of warrant liability	2,383,178	38,363
Finance cost	(17,290)	(688)	(109,862)
Income tax expenses		0	0
Segment profit/(loss)	$ (9,010,593)	$ (9,140,662)	$ (2,445,724)